Related Party Transactions - Schedule of Due from Related Parties (Details) - Yingxi Industrial Chain Group Co Ltd [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Due from related parties	$ 21,824		$ 533,968
Hong Zhida [Member]
Due from related parties	$ 20,871
Relationship with the Company	CEO
Chen Zhongpeng [Member]
Due from related parties	$ 953		263,308
Relationship with the Company	Company’s legal representative	Company’s legal representative
Huang Dewu [Member]
Due from related parties			193,660
Relationship with the Company		Company’s legal representative
Chen Qiuying [Member]
Due from related parties			$ 77,000
Relationship with the Company		Company’s supervisor